Annual Total Returns [BarChart] - iShares iBonds Dec 2025 Term Corporate ETF - iShares iBonds Dec 2025 Term Corporate ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2016	5.91%
Annual Return 2017	5.92%
Annual Return 2018	(1.69%)
Annual Return 2019	12.96%
Annual Return 2020	8.25%